Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current assets [Abstract]
Security deposits for derivatives	$ 0	$ 33,100
Option for construction of drillships (Note 5)	0	24,756
Deferred mobilization expenses	53,615	24,176
Other	18,150	9,049
Total	$ 71,765	$ 91,081